Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 9,227,928		₨ 4,969,507
Advance from customers	1,238,312		1,050,899
Accrued expenses	1,766,653		4,106,167
Other payables	612,665		1,210,313
Trade and other current payables	12,845,558	$ 156,240	11,336,886
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 11,267,576		₨ 10,510,409